Summary of Significant Accounting Policies - Summary of Reconciliation of Change in Estimated Warranty Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement In Standard And Extended Product Warranty Increase Decrease Roll Forward
Beginning balance	$ 3,547	$ 1,974
Provision for warranties issued during the period	8,830	1,948
Settlements made during the period	(8,739)	(4,373)
Increases in warranty estimates	2,052	3,998
Ending balance	5,690	3,547
Current portion	2,302	1,050
Non-current portion	$ 3,388	$ 2,497